Investment Risks	Jan. 28, 2026
Ambrus Core Bond Fund
Prospectus [Line Items]
Risk [Text Block]

The Fund is subject to the principal risks summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund. The Fund may not be a suitable investment for all investors.

Ambrus Core Bond Fund | Interest Rates Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest Rate Risk: The risk of market losses attributable to changes in interest rates. With fixed rate securities, a rise in interest rates typically causes a fall in values. The yield earned by the Fund will vary with changes in interest rates. The longer the average maturity of the Fund’s investment portfolio, the greater the fluctuation in value.

Ambrus Core Bond Fund | Credits Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as the payment of interest or principal on a debt security).

Ambrus Core Bond Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk: The values of, and/or the income generated by, securities held by the Fund may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, or adverse investor sentiment generally. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Geopolitical events, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are global economic powers, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. Events such as environmental and natural disasters, public health crises (such as epidemics and pandemics), social unrest, and cyber security incidents, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy.

Ambrus Core Bond Fund | Geographic Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Geographic Concentration Risk: From time to time, the Fund may invest a substantial amount of its assets in issuers located in certain geographic areas. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in such geographic regions will have a significant impact on its investment performance.

Ambrus Core Bond Fund | High Yield Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	High Yield Securities Risk: High yield securities (also known as junk bonds) are generally considered more risky than investment grade, fixed income securities. The total return and yield of high yield securities can be expected to fluctuate more than the total return and yield of higher quality securities. High yield securities are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Successful investment in high yield securities involves greater investment risk and is highly dependent on the Adviser’s credit analysis and market analysis.

Ambrus Core Bond Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

Ambrus Core Bond Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

Ambrus Core Bond Fund | Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Municipal Securities Risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds, and the investment performance of the Fund may therefore be more dependent on the analytical abilities of the Adviser than that of an equity fund or taxable bond fund.

Ambrus Core Bond Fund | Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Other Investment Companies Risk: The Fund may invest in other investment companies, including closed-end funds, exchange-traded funds, and mutual funds, pursuant to the investment limitations outlined in this document. These securities are subject to similar risks as described above and more. Shareholders in the Fund could be subject to duplicative expenses to the extent that the Fund invests in other investment companies.

Ambrus Core Bond Fund | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

Ambrus Core Bond Fund | Private Placement Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Private Placement Risk: Private placements involves securities not registered under the 1933 Act. In addition to the general risks associated with fixed income securities, such securities (including “144A” securities) may be subject to restrictions on resale, transaction costs for such securities may be higher than comparable securities, and there may be no liquid secondary market for such securities.

Ambrus Core Bond Fund | Rating Agency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Rating Agency Risk: Investment grade debt securities may be downgraded by a major rating agency to below investment grade status, which would increase the risk of holding these securities. In addition, a rating may become stale in that it fails to reflect changes to an issuer’s financial condition. Ratings represent the rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies may fail to make timely credit ratings in response to subsequent events. In addition, ratings agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Ambrus Core Bond Fund | U S Government Agencies Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	U.S. Government Agencies Securities Risk: Certain U.S. Government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. Government is able to provide financial support to U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

Ambrus Core Bond Fund | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

Ambrus Core Bond Fund | Risks Related To Changes In Government Policies And Institutions [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Risks Related to Changes in Government Policies and Institutions: The U.S. government has recently made, and may continue to make from time to time, significant changes to established, and in some cases longstanding, policies and institutions of the United States federal government, including the restructuring of the United States’ trade relationships, imposition of tariffs on products imported from foreign markets, reducing government investment, and downsizing or dismantling of government agencies. Such changes may have immediate and/or longstanding effects on the economies of the United States, its trade partners, and/or its allies. There could be a wide range of consequences that are difficult or impossible to predict from such actions. Such consequences may include a decrease in regulatory oversight of certain highly regulated industries (banking, financial services, data security, drug and medical device development, and energy), an increase in regulatory backlog leading to significantly slower regulatory approval processes, uncertainty with respect to the authority of certain agencies or their personnel, the inability of the federal government and its agencies to maintain the security of personal data of United States citizens and/or of other digital assets. The business and prospects of companies that do business with the government or which rely on government funding may be materially and adversely affected.

Ambrus Core Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	It is possible to lose money by investing in the Fund. The Fund may not be a suitable investment for all investors.
Ambrus Tax-Conscious California Bond Fund
Prospectus [Line Items]
Risk [Text Block]

The Fund is subject to the principal risks summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund. The Fund may not be a suitable investment for all investors.

Ambrus Tax-Conscious California Bond Fund | Interest Rates Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest Rate Risk: The risk of market losses attributable to changes in interest rates. With fixed rate securities, a rise in interest rates typically causes a fall in values. The yield earned by the Fund will vary with changes in interest rates. The longer the average maturity of the Fund’s investment portfolio, the greater the fluctuation in value.

Ambrus Tax-Conscious California Bond Fund | Credits Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as the payment of interest or principal on a debt security).

Ambrus Tax-Conscious California Bond Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk: The values of, and/or the income generated by, securities held by the Fund may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, or adverse investor sentiment generally. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Geopolitical events, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are global economic powers, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. Events such as environmental and natural disasters, public health crises (such as epidemics and pandemics), social unrest, and cyber security incidents, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy.

Ambrus Tax-Conscious California Bond Fund | Geographic Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Geographic Concentration Risk: From time to time, the Fund may invest a substantial amount of its assets in issuers located in California. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in that geographic region will have a significant impact on its investment performance.

Ambrus Tax-Conscious California Bond Fund | High Yield Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	High Yield Securities Risk: High yield securities (also known as junk bonds) are generally considered more risky than investment grade, fixed income securities. The total return and yield of high yield securities can be expected to fluctuate more than the total return and yield of higher quality securities. High yield securities are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Successful investment in high yield securities involves greater investment risk and is highly dependent on the Adviser’s credit analysis and market analysis.

Ambrus Tax-Conscious California Bond Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

Ambrus Tax-Conscious California Bond Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

Ambrus Tax-Conscious California Bond Fund | Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Municipal Securities Risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds, and the investment performance of the Fund may therefore be more dependent on the analytical abilities of the Adviser than that of an equity fund or taxable bond fund. The Fund invests significantly in municipal obligations of issuers located in California. The values of shares of the Fund therefore will be affected by economic and political developments in California.

Ambrus Tax-Conscious California Bond Fund | Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Other Investment Companies Risk: The Fund may invest in other investment companies, including closed-end funds, exchange-traded funds, and mutual funds, pursuant to the investment limitations outlined in this document. These securities are subject to similar risks as described above and more. Shareholders in the Fund could be subject to duplicative expenses to the extent that the Fund invests in other investment companies.

Ambrus Tax-Conscious California Bond Fund | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

Ambrus Tax-Conscious California Bond Fund | Private Placement Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Private Placement Risk: Private placements involves securities not registered under the 1933 Act. In addition to the general risks associated with fixed income securities, such securities (including “144A” securities) may be subject to restrictions on resale, transaction costs for such securities may be higher than comparable securities, and there may be no liquid secondary market for such securities.

Ambrus Tax-Conscious California Bond Fund | Rating Agency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Rating Agency Risk: Investment grade debt securities may be downgraded by a major rating agency to below investment grade status, which would increase the risk of holding these securities. In addition, a rating may become stale in that it fails to reflect changes to an issuer’s financial condition. Ratings represent the rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies may fail to make timely credit ratings in response to subsequent events. In addition, ratings agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Ambrus Tax-Conscious California Bond Fund | U S Government Agencies Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	U.S. Government Agencies Securities Risk: Certain U.S. Government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. Government is able to provide financial support to U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

Ambrus Tax-Conscious California Bond Fund | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

Ambrus Tax-Conscious California Bond Fund | Risks Related To Changes In Government Policies And Institutions [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Risks Related to Changes in Government Policies and Institutions: The U.S. government has recently made, and may continue to make from time to time, significant changes to established, and in some cases longstanding, policies and institutions of the United States federal government, including the restructuring of the United States’ trade relationships, imposition of tariffs on products imported from foreign markets, reducing government investment, and downsizing or dismantling of government agencies. Such changes may have immediate and/or longstanding effects on the economies of the United States, its trade partners, and/or its allies. There could be a wide range of consequences that are difficult or impossible to predict from such actions. Such consequences may include a decrease in regulatory oversight of certain highly regulated industries (banking, financial services, data security, drug and medical device development, and energy), an increase in regulatory backlog leading to significantly slower regulatory approval processes, uncertainty with respect to the authority of certain agencies or their personnel, the inability of the federal government and its agencies to maintain the security of personal data of United States citizens and/or of other digital assets. The business and prospects of companies that do business with the government or which rely on government funding may be materially and adversely affected.

Ambrus Tax-Conscious California Bond Fund | California Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	California Investment Risk: The Fund’s performance will be affected by the fiscal and economic health of the State of California, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting California municipal issuers. Given the Fund may invest more heavily in securities issued by California and its municipalities, the Fund is more vulnerable to the credit risk and unfavorable developments in California than are funds that invest in municipal securities of many states. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall California municipal market.

Ambrus Tax-Conscious California Bond Fund | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Call Risk: The risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Ambrus Tax-Conscious California Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	It is possible to lose money by investing in the Fund. The Fund may not be a suitable investment for all investors.
Ambrus Tax-Conscious National Bond Fund
Prospectus [Line Items]
Risk [Text Block]

The Fund is subject to the principal risks summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund. The Fund may not be a suitable investment for all investors.

Ambrus Tax-Conscious National Bond Fund | Interest Rates Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest Rate Risk: The risk of market losses attributable to changes in interest rates. With fixed rate securities, a rise in interest rates typically causes a fall in values. The yield earned by the Fund will vary with changes in interest rates. The longer the average maturity of the Fund’s investment portfolio, the greater the fluctuation in value.

Ambrus Tax-Conscious National Bond Fund | Credits Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as the payment of interest or principal on a debt security).

Ambrus Tax-Conscious National Bond Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk: The values of, and/or the income generated by, securities held by the Fund may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, or adverse investor sentiment generally. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Geopolitical events, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are global economic powers, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. Events such as environmental and natural disasters, public health crises (such as epidemics and pandemics), social unrest, and cyber security incidents, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy.

Ambrus Tax-Conscious National Bond Fund | Geographic Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Geographic Concentration Risk: From time to time, the Fund may invest a substantial amount of its assets in issuers located in certain geographic areas. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in such geographic regions will have a significant impact on its investment performance.

Ambrus Tax-Conscious National Bond Fund | High Yield Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	High Yield Securities Risk: High yield securities (also known as junk bonds) are generally considered more risky than investment grade, fixed income securities. The total return and yield of high yield securities can be expected to fluctuate more than the total return and yield of higher quality securities. High yield securities are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Successful investment in high yield securities involves greater investment risk and is highly dependent on the Adviser’s credit analysis and market analysis.

Ambrus Tax-Conscious National Bond Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

Ambrus Tax-Conscious National Bond Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

Ambrus Tax-Conscious National Bond Fund | Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Municipal Securities Risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds, and the investment performance of the Fund may therefore be more dependent on the analytical abilities of the Adviser than that of an equity fund or taxable bond fund.

Ambrus Tax-Conscious National Bond Fund | Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Other Investment Companies Risk: The Fund may invest in other investment companies, including closed-end funds, exchange-traded funds, and mutual funds, pursuant to the investment limitations outlined in this document. These securities are subject to similar risks as described above and more. Shareholders in the Fund could be subject to duplicative expenses to the extent that the Fund invests in other investment companies.

Ambrus Tax-Conscious National Bond Fund | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

Ambrus Tax-Conscious National Bond Fund | Private Placement Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Private Placement Risk: Private placements involves securities not registered under the 1933 Act. In addition to the general risks associated with fixed income securities, such securities (including “144A” securities) may be subject to restrictions on resale, transaction costs for such securities may be higher than comparable securities, and there may be no liquid secondary market for such securities.

Ambrus Tax-Conscious National Bond Fund | Rating Agency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Rating Agency Risk: Investment grade debt securities may be downgraded by a major rating agency to below investment grade status, which would increase the risk of holding these securities. In addition, a rating may become stale in that it fails to reflect changes to an issuer’s financial condition. Ratings represent the rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies may fail to make timely credit ratings in response to subsequent events. In addition, ratings agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Ambrus Tax-Conscious National Bond Fund | U S Government Agencies Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	U.S. Government Agencies Securities Risk: Certain U.S. Government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. Government is able to provide financial support to U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

Ambrus Tax-Conscious National Bond Fund | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

Ambrus Tax-Conscious National Bond Fund | Risks Related To Changes In Government Policies And Institutions [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Risks Related to Changes in Government Policies and Institutions: The U.S. government has recently made, and may continue to make from time to time, significant changes to established, and in some cases longstanding, policies and institutions of the United States federal government, including the restructuring of the United States’ trade relationships, imposition of tariffs on products imported from foreign markets, reducing government investment, and downsizing or dismantling of government agencies. Such changes may have immediate and/or longstanding effects on the economies of the United States, its trade partners, and/or its allies. There could be a wide range of consequences that are difficult or impossible to predict from such actions. Such consequences may include a decrease in regulatory oversight of certain highly regulated industries (banking, financial services, data security, drug and medical device development, and energy), an increase in regulatory backlog leading to significantly slower regulatory approval processes, uncertainty with respect to the authority of certain agencies or their personnel, the inability of the federal government and its agencies to maintain the security of personal data of United States citizens and/or of other digital assets. The business and prospects of companies that do business with the government or which rely on government funding may be materially and adversely affected.

Ambrus Tax-Conscious National Bond Fund | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Call Risk: The risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Ambrus Tax-Conscious National Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	It is possible to lose money by investing in the Fund. The Fund may not be a suitable investment for all investors.
Gotham Absolute Return Fund
Prospectus [Line Items]
Risk [Text Block]

The Fund is subject to the principal risks summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund.

Gotham Absolute Return Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk: The values of, and/or the income generated by, securities held by the Fund may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, or adverse investor sentiment generally. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Geopolitical events, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are global economic powers, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. Events such as environmental and natural disasters, public health crises (such as epidemics and pandemics), social unrest, and cybersecurity incidents, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy.

Gotham Absolute Return Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Liquidity Risk: The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in less liquid or illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.

Gotham Absolute Return Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Risk: The Fund invests primarily in equity and equity-related securities. Equity and equity-related securities are subject to greater fluctuations in market value than certain other asset classes. Factors that could impact the market value include a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of equity holders are subordinate to all other claims on a company’s assets, including debt holders. Equity ownership risks the loss of all or a substantial portion of the investment.

Gotham Absolute Return Fund | Value Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Value Style Risk: The Adviser buys securities, on behalf of the Fund, that it believes are undervalued. Investing in “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudges those values. In addition, value stocks may fall out of favor with investors and underperform other stocks (such as growth stocks) during given periods. Conversely, the Fund shorts securities the Adviser believes are overvalued. This presents the risk that a stock’s value may not decrease to what the Adviser believes is its true market value because the market fails to recognize what the Adviser considers to be the company’s value, because the Adviser misjudges that value or because the Adviser is required to purchase the security before its investment thesis could be realized.

Gotham Absolute Return Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Derivatives Risk: The Fund obtains portfolio exposure through the use of swap(s) referenced to a basket of long and/or short equity security positions selected by the Adviser. In general, a derivative contract such as a swap typically involves leverage (i.e., it provides exposure to potential gain or loss from a change in the market price of a security or group of securities in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract). Swap agreements can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held by the Fund may not correlate with the underlying instrument or reference assets, or the Fund’s other investments. Although the value of swap agreements depends largely upon price movements in the underlying instrument or reference asset, there are additional risks associated with swap agreements that are possibly greater than the risks associated with investing directly in the underlying instruments or reference assets, including illiquidity risk, leveraging risk and counterparty credit risk. Any swap will be based on a notional amount agreed upon by the Adviser and a counterparty. The Adviser will retain the ability to adjust the notional exposure of the swap(s) at its discretion, as well as the composition of the reference basket. Generally, the fees and expenses of a swap are based on the notional value of the swap. The value of the swap typically includes a deduction for fees of the counterparty as well as costs typically associated with short sales of securities, such as dividend and interest expenses. As a result, the Fund’s return from such instrument will be net of such costs and expenses and any will reduce the Fund’s return on the swap. A small position in swap agreements could have a potentially large impact on the Fund’s performance. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in swap agreements or any other derivative.

Gotham Absolute Return Fund | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Counterparty Risk: Swaps and certain other derivative contracts entered into by the Fund involve exposure to counterparty credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Gotham Absolute Return Fund | Short Sale Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Short Sale Risk: Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. Although the Fund’s gain is limited to the price at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited. Government actions also may affect the Fund’s ability to engage in short selling. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses (sometimes referred to as the “negative cost of carry”) negatively impact the performance of the Fund since these expenses tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell long positions earlier than it had expected.

Gotham Absolute Return Fund | Leverage [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Leverage: The Fund utilizes leverage in its investment program. The use of leverage allows the Fund to make additional investments, thereby increasing its exposure to assets, such that its total assets may be greater than its capital. However, leverage also magnifies the volatility of changes in the value of the Fund’s portfolio. The effect of the use of leverage by the Fund in a market that moves adversely to its investments could result in substantial losses to the Fund, which would be greater than if the Fund were not leveraged.

Gotham Absolute Return Fund | Database Errors [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Database Errors: The investment strategy used by the Adviser relies on proprietary databases and third-party data sources. Data entries made by the Adviser’s team of financial analysts or third parties may contain errors, as may the database system used to store such data. Any errors in the underlying data sources, data entry or database may result in the Fund acquiring or selling investments based on incorrect information. When data proves to be incorrect, misleading, flawed or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. For example, by relying on such data the Adviser may be induced to buy or sell certain investments it would not have if the data was correct. As a result, the Fund could incur losses or miss out on gains on such investments before the errors are identified and corrected.

Gotham Absolute Return Fund | Systems Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Systems Risk: The Fund depends on the Adviser to develop and implement appropriate systems for its activities. The Adviser relies extensively on computer programs and systems to implement and monitor the Fund’s investment strategy. The development, implementation and maintenance of these systems is complex and involves substantial research and modeling (which is then generally translated into computer code and manual and automated processes) and the retrieval, filtering, processing, translation and analysis of large amounts of financial and other corporate data. As a result, there is a risk of human or technological errors affecting the portfolio construction process and order origination, including errors in programming (e.g., “bugs” and classic coding errors), modeling, design, translational errors and compatibility issues with data sets and among systems. Similarly, with regard to trading and other systems or equipment that the Adviser utilizes, any or all of the following events may occur: (i) failures or interruptions in access to or the operations of such systems or equipment; (ii) loss of functionality; (iii) corruption; (iv) compromises in security; (v) loss of power; and (vi) other situations that adversely affect such systems or equipment. There can be no guarantee that such defects or issues will be identified in time to avoid a material adverse effect on the Fund. For example, such failures could cause the Adviser to be induced to buy or sell certain investments it would not have if the failure had not occurred.

Gotham Absolute Return Fund | Small And Midcap Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small and Mid-Cap Securities Risk: The Fund invests in large, mid and small cap companies. Investments in small and mid-cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes, and as a result, may be less liquid than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short-term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Gotham Absolute Return Fund | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	High Portfolio Turnover Risk: The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. The Fund frequently adjusts the size of its long and short positions. These transactions increase the Fund’s “portfolio turnover” and the Fund will experience a high portfolio turnover rate (over 100%). High turnover rates generally result in higher brokerage costs, may have adverse tax consequences and therefore may reduce the Fund’s returns. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

Gotham Absolute Return Fund | Otc Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	OTC Trading Risk: Certain of the derivatives in which the Fund may invest, including swap agreements, may be traded (and privately negotiated) in the OTC market. Such derivative instruments are often highly customized. In addition, while the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and lacks transparency with respect to the terms of OTC transactions. If a derivative transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Gotham Absolute Return Fund | Underlying Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Underlying Fund Risk: The ability of the Fund to meet its investment objective is directly related to the ability of an underlying fund to meet its objective as well as the Fund’s allocation to the underlying fund. The value of an underlying fund’s investments, and the NAVs of the shares of both the Fund and an underlying fund, will fluctuate in response to various market and economic factors related to the equity markets, as well as the financial condition and prospects of issuers in which an underlying fund invests. There can be no assurance that the underlying fund will achieve its investment objective. The Fund is subject to the risks of an underlying fund to the extent of the Fund’s allocation of its assets to an underlying fund.

Gotham Absolute Return Fund | Etf Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risk: An investment in an exchange-traded fund is an investment in another investment company and therefore, the Fund’s shareholders will indirectly bear its proportionate share of any fees and expenses of the ETFs in which the Fund invests other than the underlying funds. This is in addition to the Fund’s own fees and expenses. As a result, the cost of investing may be higher than the cost of investing directly in ETFs (other than the underlying funds) and may be higher than mutual funds that invest directly in stocks and bonds. ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below net asset value; (ii) there may be an inactive trading market for an ETF; (iii) trading of an ETF’s shares may be halted, delisted, or suspended on the listing exchange; and (iv) the ETF may fail to achieve close correlation with the index that it tracks.

Gotham Absolute Return Fund | Risks Related To Changes In Government Policies And Institutions U [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Risks Related to Changes in Government Policies and Institutions: The U.S. government has recently made, and may continue to make from time to time, significant changes to established, and in some cases longstanding, policies and institutions of the United States federal government, including the restructuring of the United States’ trade relationships, imposition of tariffs on products imported from foreign markets, reducing government investment, and downsizing or dismantling of government agencies. Such changes may have immediate and/or longstanding effects on the economies of the United States, its trade partners, and/or its allies. There could be a wide range of consequences that are difficult or impossible to predict from such actions. Such consequences may include a decrease in regulatory oversight of certain highly regulated industries (banking, financial services, data security, drug and medical device development, and energy), an increase in regulatory backlog leading to significantly slower regulatory approval processes, uncertainty with respect to the authority of certain agencies or their personnel, the inability of the federal government and its agencies to maintain the security of personal data of United States citizens and/or of other digital assets. The business and prospects of companies that do business with the government or which rely on government funding may be materially and adversely affected.

Gotham Absolute Return Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	It is possible to lose money by investing in the Fund.
Gotham Enhanced Return Fund
Prospectus [Line Items]
Risk [Text Block]

The Fund is subject to the principal risks summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund.

Gotham Enhanced Return Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk: The values of, and/or the income generated by, securities held by the Fund may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, or adverse investor sentiment generally. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Geopolitical events, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are global economic powers, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. Events such as environmental and natural disasters, public health crises (such as epidemics and pandemics), social unrest, and cybersecurity incidents, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy.

Gotham Enhanced Return Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Liquidity Risk: The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in less liquid or illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.

Gotham Enhanced Return Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Risk: The Fund invests primarily in equity and equity-related securities. Equity and equity-related securities are subject to greater fluctuations in market value than certain other asset classes. Factors that could impact the market value include a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of equity holders are subordinate to all other claims on a company’s assets, including debt holders. Equity ownership risks the loss of all or a substantial portion of the investment.

Gotham Enhanced Return Fund | Value Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Value Style Risk: The Adviser buys securities, on behalf of the Fund, that it believes are undervalued. Investing in “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudges those values. In addition, value stocks may fall out of favor with investors and underperform other stocks (such as growth stocks) during given periods. Conversely, the Fund shorts securities the Adviser believes are overvalued. This presents the risk that a stock’s value may not decrease to what the Adviser believes is its true market value because the market fails to recognize what the Adviser considers to be the company’s value, because the Adviser misjudges that value or because the Adviser is required to purchase the security before its investment thesis could be realized.

Gotham Enhanced Return Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Derivatives Risk: The Fund obtains portfolio exposure through the use of swap(s) referenced to a basket of long and/or short equity security positions selected by the Adviser. In general, a derivative contract such as a swap typically involves leverage (i.e., it provides exposure to potential gain or loss from a change in the market price of a security or group of securities in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract). Swap agreements can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held by the Fund may not correlate with the underlying instrument or reference assets, or the Fund’s other investments. Although the value of swap agreements depends largely upon price movements in the underlying instrument or reference asset, there are additional risks associated with swap agreements that are possibly greater than the risks associated with investing directly in the underlying instruments or reference assets, including illiquidity risk, leveraging risk and counterparty credit risk. Any swap will be based on a notional amount agreed upon by the Adviser and a counterparty. The Adviser will retain the ability to adjust the notional exposure of the swap(s) at its discretion, as well as the composition of the reference basket. Generally, the fees and expenses of a swap are based on the notional value of the swap. The value of the swap typically includes a deduction for fees of the counterparty as well as costs typically associated with short sales of securities, such as dividend and interest expenses. As a result, the Fund’s return from such instrument will be net of such costs and expenses and any will reduce the Fund’s return on the swap. A small position in swap agreements could have a potentially large impact on the Fund’s performance. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in swap agreements or any other derivative.

Gotham Enhanced Return Fund | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Counterparty Risk: Swaps and certain other derivative contracts entered into by the Fund involve exposure to counterparty credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Gotham Enhanced Return Fund | Short Sale Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Short Sale Risk: Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. Although the Fund’s gain is limited to the price at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited. Government actions also may affect the Fund’s ability to engage in short selling. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses (sometimes referred to as the “negative cost of carry”) negatively impact the performance of the Fund since these expenses tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell long positions earlier than it had expected.

Gotham Enhanced Return Fund | Leverage [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Leverage: The Fund utilizes leverage in its investment program. The use of leverage allows the Fund to make additional investments, thereby increasing its exposure to assets, such that its total assets may be greater than its capital. However, leverage also magnifies the volatility of changes in the value of the Fund’s portfolio. The effect of the use of leverage by the Fund in a market that moves adversely to its investments could result in substantial losses to the Fund, which would be greater than if the Fund were not leveraged.

Gotham Enhanced Return Fund | Database Errors [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Database Errors: The investment strategy used by the Adviser relies on proprietary databases and third-party data sources. Data entries made by the Adviser’s team of financial analysts or third parties may contain errors, as may the database system used to store such data. Any errors in the underlying data sources, data entry or database may result in the Fund acquiring or selling investments based on incorrect information. When data proves to be incorrect, misleading, flawed or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. For example, by relying on such data the Adviser may be induced to buy or sell certain investments it would not have if the data was correct. As a result, the Fund could incur losses or miss out on gains on such investments before the errors are identified and corrected.

Gotham Enhanced Return Fund | Systems Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Systems Risk: The Fund depends on the Adviser to develop and implement appropriate systems for its activities. The Adviser relies extensively on computer programs and systems to implement and monitor the Fund’s investment strategy. The development, implementation and maintenance of these systems is complex and involves substantial research and modeling (which is then generally translated into computer code and manual and automated processes) and the retrieval, filtering, processing, translation and analysis of large amounts of financial and other corporate data. As a result, there is a risk of human or technological errors affecting the portfolio construction process and order origination, including errors in programming (e.g., “bugs” and classic coding errors), modeling, design, translational errors and compatibility issues with data sets and among systems. Similarly, with regard to trading and other systems or equipment that the Adviser utilizes, any or all of the following events may occur: (i) failures or interruptions in access to or the operations of such systems or equipment; (ii) loss of functionality; (iii) corruption; (iv) compromises in security; (v) loss of power; and (vi) other situations that adversely affect such systems or equipment. There can be no guarantee that such defects or issues will be identified in time to avoid a material adverse effect on the Fund. For example, such failures could cause the Adviser to be induced to buy or sell certain investments it would not have if the failure had not occurred.

Gotham Enhanced Return Fund | Small And Midcap Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small and Mid-Cap Securities Risk: The Fund invests in large, mid and small cap companies. Investments in small and mid-cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes, and as a result, may be less liquid than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short-term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Gotham Enhanced Return Fund | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	High Portfolio Turnover Risk: The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. The Fund frequently adjusts the size of its long and short positions. These transactions increase the Fund’s “portfolio turnover” and the Fund will experience a high portfolio turnover rate (over 100%). High turnover rates generally result in higher brokerage costs, may have adverse tax consequences and therefore may reduce the Fund’s returns. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

Gotham Enhanced Return Fund | Otc Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	OTC Trading Risk: Certain of the derivatives in which the Fund invests, including swap agreements, may be traded (and privately negotiated) in the OTC market. Such derivative instruments are often highly customized. In addition, while the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and lacks transparency with respect to the terms of OTC transactions. If a derivative transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Gotham Enhanced Return Fund | Underlying Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Underlying Fund Risk: The ability of the Fund to meet its investment objective is directly related to the ability of an underlying fund to meet its objective as well as the Fund’s allocation to the underlying fund. The value of an underlying fund’s investments, and the NAVs of the shares of both the Fund and an underlying fund, will fluctuate in response to various market and economic factors related to the equity markets, as well as the financial condition and prospects of issuers in which an underlying fund invests. There can be no assurance that the underlying fund will achieve its investment objective. The Fund is subject to the risks of an underlying fund to the extent of the Fund’s allocation of its assets to an underlying fund.

Gotham Enhanced Return Fund | Etf Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risk: An investment in an exchange-traded fund is an investment in another investment company and therefore, the Fund’s shareholders will indirectly bear its proportionate share of any fees and expenses of the ETFs in which the Fund invests other than the underlying funds. This is in addition to the Fund’s own fees and expenses. As a result, the cost of investing may be higher than the cost of investing directly in ETFs (other than the underlying funds) and may be higher than mutual funds that invest directly in stocks and bonds. ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below net asset value; (ii) there may be an inactive trading market for an ETF; (iii) trading of an ETF’s shares may be halted, delisted, or suspended on the listing exchange; and (iv) the ETF may fail to achieve close correlation with the index that it tracks.

Gotham Enhanced Return Fund | Risks Related To Changes In Government Policies And Institutions U [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Risks Related to Changes in Government Policies and Institutions: The U.S. government has recently made, and may continue to make from time to time, significant changes to established, and in some cases longstanding, policies and institutions of the United States federal government, including the restructuring of the United States’ trade relationships, imposition of tariffs on products imported from foreign markets, reducing government investment, and downsizing or dismantling of government agencies. Such changes may have immediate and/or longstanding effects on the economies of the United States, its trade partners, and/or its allies. There could be a wide range of consequences that are difficult or impossible to predict from such actions. Such consequences may include a decrease in regulatory oversight of certain highly regulated industries (banking, financial services, data security, drug and medical device development, and energy), an increase in regulatory backlog leading to significantly slower regulatory approval processes, uncertainty with respect to the authority of certain agencies or their personnel, the inability of the federal government and its agencies to maintain the security of personal data of United States citizens and/or of other digital assets. The business and prospects of companies that do business with the government or which rely on government funding may be materially and adversely affected.

Gotham Enhanced Return Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	It is possible to lose money by investing in the Fund.
Gotham Neutral Fund
Prospectus [Line Items]
Risk [Text Block]

The Fund is subject to the principal risks summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund.

Gotham Neutral Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk: The values of, and/or the income generated by, securities held by the Fund may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, or adverse investor sentiment generally. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Geopolitical events, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are global economic powers, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. Events such as environmental and natural disasters, public health crises (such as epidemics and pandemics), social unrest, and cybersecurity incidents, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy.

Gotham Neutral Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Liquidity Risk: The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in less liquid or illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.

Gotham Neutral Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Risk: The Fund invests primarily in equity and equity-related securities. Equity and equity-related securities are subject to greater fluctuations in market value than certain other asset classes. Factors that could impact the market value include a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of equity holders are subordinate to all other claims on a company’s assets, including debt holders. Equity ownership risks the loss of all or a substantial portion of the investment.

Gotham Neutral Fund | Value Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Value Style Risk: The Adviser buys securities, on behalf of the Fund, that it believes are undervalued. Investing in “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudges those values. In addition, value stocks may fall out of favor with investors and underperform other stocks (such as growth stocks) during given periods. Conversely, the Fund shorts securities the Adviser believes are overvalued. This presents the risk that a stock’s value may not decrease to what the Adviser believes is its true market value because the market fails to recognize what the Adviser considers to be the company’s value, because the Adviser misjudges that value or because the Adviser is required to purchase the security before its investment thesis could be realized.

Gotham Neutral Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Derivatives Risk: The Fund obtains portfolio exposure through the use of swap(s) referenced to a basket of long and/or short equity security positions selected by the Adviser. In general, a derivative contract such as a swap typically involves leverage (i.e., it provides exposure to potential gain or loss from a change in the market price of a security or group of securities in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract). Swap agreements can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held by the Fund may not correlate with the underlying instrument or reference assets, or the Fund’s other investments. Although the value of swap agreements depends largely upon price movements in the underlying instrument or reference asset, there are additional risks associated with swap agreements that are possibly greater than the risks associated with investing directly in the underlying instruments or reference assets, including illiquidity risk, leveraging risk and counterparty credit risk. Any swap will be based on a notional amount agreed upon by the Adviser and a counterparty. The Adviser will retain the ability to adjust the notional exposure of the swap(s) at its discretion, as well as the composition of the reference basket. Generally, the fees and expenses of a swap are based on the notional value of the swap. The value of the swap typically includes a deduction for fees of the counterparty as well as costs typically associated with short sales of securities, such as dividend and interest expenses. As a result, the Fund’s return from such instrument will be net of such costs and expenses and any will reduce the Fund’s return on the swap. A small position in swap agreements could have a potentially large impact on the Fund’s performance. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in swap agreements or any other derivative.

Gotham Neutral Fund | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Counterparty Risk: Swaps and certain other derivative contracts entered into by the Fund involve exposure to counterparty credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Gotham Neutral Fund | Short Sale Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Short Sale Risk: Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. Although the Fund’s gain is limited to the price at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited. Government actions also may affect the Fund’s ability to engage in short selling. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses (sometimes referred to as the “negative cost of carry”) negatively impact the performance of the Fund since these expenses tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell long positions earlier than it had expected.

Gotham Neutral Fund | Leverage [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Leverage: The Fund utilizes leverage in its investment program. The use of leverage allows the Fund to make additional investments, thereby increasing its exposure to assets, such that its total assets may be greater than its capital. However, leverage also magnifies the volatility of changes in the value of the Fund’s portfolio. The effect of the use of leverage by the Fund in a market that moves adversely to its investments could result in substantial losses to the Fund, which would be greater than if the Fund were not leveraged.

Gotham Neutral Fund | Database Errors [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Database Errors: The investment strategy used by the Adviser relies on proprietary databases and third-party data sources. Data entries made by the Adviser’s team of financial analysts or third parties may contain errors, as may the database system used to store such data. Any errors in the underlying data sources, data entry or database may result in the Fund acquiring or selling investments based on incorrect information. When data proves to be incorrect, misleading, flawed or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. For example, by relying on such data the Adviser may be induced to buy or sell certain investments it would not have if the data was correct. As a result, the Fund could incur losses or miss out on gains on such investments before the errors are identified and corrected.

Gotham Neutral Fund | Systems Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Systems Risk: The Fund depends on the Adviser to develop and implement appropriate systems for its activities. The Adviser relies extensively on computer programs and systems to implement and monitor the Fund’s investment strategy. The development, implementation and maintenance of these systems is complex and involves substantial research and modeling (which is then generally translated into computer code and manual and automated processes) and the retrieval, filtering, processing, translation and analysis of large amounts of financial and other corporate data. As a result, there is a risk of human or technological errors affecting the portfolio construction process and order origination, including errors in programming (e.g., “bugs” and classic coding errors), modeling, design, translational errors and compatibility issues with data sets and among systems.

Similarly, with regard to trading and other systems or equipment that the Adviser utilizes, any or all of the following events may occur: (i) failures or interruptions in access to or the operations of such systems or equipment; (ii) loss of functionality; (iii) corruption; (iv) compromises in security; (v) loss of power; and (vi) other situations that adversely affect such systems or equipment. There can be no guarantee that such defects or issues will be identified in time to avoid a material adverse effect on the Fund. For example, such failures could cause the Adviser to be induced to buy or sell certain investments it would not have if the failure had not occurred.

Gotham Neutral Fund | Small And Midcap Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small and Mid-Cap Securities Risk: The Fund invests in large, mid and small cap companies. Investments in small and mid-cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes, and as a result, may be less liquid than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short-term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Gotham Neutral Fund | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	High Portfolio Turnover Risk: The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. The Fund frequently adjusts the size of its long and short positions. These transactions increase the Fund’s “portfolio turnover” and the Fund will experience a high portfolio turnover rate (over 100%). High turnover rates generally result in higher brokerage costs, may have adverse tax consequences and therefore may reduce the Fund’s returns. Frequent purchases and sales of portfolio securities may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

Gotham Neutral Fund | Otc Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	OTC Trading Risk: Certain of the derivatives in which the Fund may invest, including swap agreements, may be traded (and privately negotiated) in the OTC market. Such derivative instruments are often highly customized. In addition, while the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and lacks transparency with respect to the terms of OTC transactions. If a derivative transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Gotham Neutral Fund | Underlying Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Underlying Fund Risk: The ability of the Fund to meet its investment objective is directly related to the ability of an underlying fund to meet its objective as well as the Fund’s allocation to the underlying fund. The value of an underlying fund’s investments, and the NAVs of the shares of both the Fund and an underlying fund, will fluctuate in response to various market and economic factors related to the equity markets, as well as the financial condition and prospects of issuers in which an underlying fund invests. There can be no assurance that the underlying fund will achieve its investment objective. The Fund is subject to the risks of an underlying fund to the extent of the Fund’s allocation of its assets to an underlying fund.

Gotham Neutral Fund | Etf Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risk: An investment in an exchange-traded fund is an investment in another investment company and therefore, the Fund’s shareholders will indirectly bear its proportionate share of any fees and expenses of the ETFs in which the Fund invests other than the underlying funds. This is in addition to the Fund’s own fees and expenses. As a result, the cost of investing may be higher than the cost of investing directly in ETFs (other than the underlying funds) and may be higher than mutual funds that invest directly in stocks and bonds. ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below net asset value; (ii) there may be an inactive trading market for an ETF; (iii) trading of an ETF’s shares may be halted, delisted, or suspended on the listing exchange; and (iv) the ETF may fail to achieve close correlation with the index that it tracks.

Gotham Neutral Fund | Risks Related To Changes In Government Policies And Institutions U [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Risks Related to Changes in Government Policies and Institutions: The U.S. government has recently made, and may continue to make from time to time, significant changes to established, and in some cases longstanding, policies and institutions of the United States federal government, including the restructuring of the United States’ trade relationships, imposition of tariffs on products imported from foreign markets, reducing government investment, and downsizing or dismantling of government agencies. Such changes may have immediate and/or longstanding effects on the economies of the United States, its trade partners, and/or its allies. There could be a wide range of consequences that are difficult or impossible to predict from such actions. Such consequences may include a decrease in regulatory oversight of certain highly regulated industries (banking, financial services, data security, drug and medical device development, and energy), an increase in regulatory backlog leading to significantly slower regulatory approval processes, uncertainty with respect to the authority of certain agencies or their personnel, the inability of the federal government and its agencies to maintain the security of personal data of United States citizens and/or of other digital assets. The business and prospects of companies that do business with the government or which rely on government funding may be materially and adversely affected.

Gotham Neutral Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	It is possible to lose money by investing in the Fund.
Gotham Index Plus Fund
Prospectus [Line Items]
Risk [Text Block]

The Fund is subject to the principal risks summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund.

Gotham Index Plus Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk: The values of, and/or the income generated by, securities held by the Fund may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, or adverse investor sentiment generally. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Geopolitical events, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are global economic powers, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. Events such as environmental and natural disasters, public health crises (such as epidemics and pandemics), social unrest, and cybersecurity incidents, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy.

Gotham Index Plus Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Liquidity Risk: The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in less liquid or illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.

Gotham Index Plus Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Risk: The Fund invests primarily in equity and equity-related securities. Equity and equity-related securities are subject to greater fluctuations in market value than certain other asset classes. Factors that could impact the market value include a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of equity holders are subordinate to all other claims on a company’s assets, including debt holders. Equity ownership risks the loss of all or a substantial portion of the investment.

Gotham Index Plus Fund | Value Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Value Style Risk: The Adviser buys securities, on behalf of the Fund, that it believes are undervalued. Investing in “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudges those values. In addition, value stocks may fall out of favor with investors and underperform other stocks (such as growth stocks) during given periods. Conversely, the Fund shorts securities the Adviser believes are overvalued. This presents the risk that a stock’s value may not decrease to what the Adviser believes is its true market value because the market fails to recognize what the Adviser considers to be the company’s value, because the Adviser misjudges that value or because the Adviser is required to purchase the security before its investment thesis could be realized.

Gotham Index Plus Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Derivatives Risk: The Fund obtains portfolio exposure through the use of swap(s) referenced to a basket of long and/or short equity security positions selected by the Adviser. In general, a derivative contract such as a swap typically involves leverage (i.e., it provides exposure to potential gain or loss from a change in the market price of a security or group of securities in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract). Swap agreements can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held by the Fund may not correlate with the underlying instrument or reference assets, or the Fund’s other investments. Although the value of swap agreements depends largely upon price movements in the underlying instrument or reference asset, there are additional risks associated with swap agreements that are possibly greater than the risks associated with investing directly in the underlying instruments or reference assets, including illiquidity risk, leveraging risk and counterparty credit risk. Any swap will be based on a notional amount agreed upon by the Adviser and a counterparty. The Adviser will retain the ability to adjust the notional exposure of the swap(s) at its discretion, as well as the composition of the reference basket. Generally, the fees and expenses of a swap are based on the notional value of the swap. The value of the swap typically includes a deduction for fees of the counterparty as well as costs typically associated with short sales of securities, such as dividend and interest expenses. As a result, the Fund’s return from such instrument will be net of such costs and expenses and any will reduce the Fund’s return on the swap. A small position in swap agreements could have a potentially large impact on the Fund’s performance. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in swap agreements or any other derivative.

Gotham Index Plus Fund | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Counterparty Risk: Swaps and certain other derivative contracts entered into by the Fund involve exposure to counterparty credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Gotham Index Plus Fund | Short Sale Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Short Sale Risk: Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. Although the Fund’s gain is limited to the price at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited. Government actions also may affect the Fund’s ability to engage in short selling. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses (sometimes referred to as the “negative cost of carry”) negatively impact the performance of the Fund since these expenses tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell long positions earlier than it had expected.

Gotham Index Plus Fund | Leverage [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Leverage: The Fund utilizes leverage in its investment program. The use of leverage allows the Fund to make additional investments, thereby increasing its exposure to assets, such that its total assets may be greater than its capital. However, leverage also magnifies the volatility of changes in the value of the Fund’s portfolio. The effect of the use of leverage by the Fund in a market that moves adversely to its investments could result in substantial losses to the Fund, which would be greater than if the Fund were not leveraged.

Gotham Index Plus Fund | Database Errors [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Database Errors: The investment strategy used by the Adviser relies on proprietary databases and third-party data sources. Data entries made by the Adviser’s team of financial analysts or third parties may contain errors, as may the database system used to store such data. Any errors in the underlying data sources, data entry or database may result in the Fund acquiring or selling investments based on incorrect information. When data proves to be incorrect, misleading, flawed or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. For example, by relying on such data the Adviser may be induced to buy or sell certain investments it would not have if the data was correct. As a result, the Fund could incur losses or miss out on gains on such investments before the errors are identified and corrected.

Gotham Index Plus Fund | Systems Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Systems Risk: The Fund depends on the Adviser to develop and implement appropriate systems for its activities. The Adviser relies extensively on computer programs and systems to implement and monitor the Fund’s investment strategy. The development, implementation and maintenance of these systems is complex and involves substantial research and modeling (which is then generally translated into computer code and manual and automated processes) and the retrieval, filtering, processing, translation and analysis of large amounts of financial and other corporate data. As a result, there is a risk of human or technological errors affecting the portfolio construction process and order origination, including errors in programming (e.g., “bugs” and classic coding errors), modeling, design, translational errors and compatibility issues with data sets and among systems. Similarly, with regard to trading and other systems or equipment that the Adviser utilizes, any or all of the following events may occur: (i) failures or interruptions in access to or the operations of such systems or equipment; (ii) loss of functionality; (iii) corruption; (iv) compromises in security; (v) loss of power; and (vi) other situations that adversely affect such systems or equipment. There can be no guarantee that such defects or issues will be identified in time to avoid a material adverse effect on the Fund. For example, such failures could cause the Adviser to be induced to buy or sell certain investments it would not have if the failure had not occurred.

Gotham Index Plus Fund | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	High Portfolio Turnover Risk: The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. The Fund frequently adjusts the size of its long and short positions. These transactions increase the Fund’s “portfolio turnover” and the Fund will experience a high portfolio turnover rate (over 100%). High turnover rates generally result in higher brokerage costs, may have adverse tax consequences and therefore may reduce the Fund’s returns. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

Gotham Index Plus Fund | Otc Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	OTC Trading Risk: Certain of the derivatives in which the Fund invests, including swap agreements, may be traded (and privately negotiated) in the OTC market. Such derivative instruments are often highly customized. In addition, while the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and lacks transparency with respect to the terms of OTC transactions. If a derivative transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Gotham Index Plus Fund | Underlying Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Underlying Fund Risk: The ability of the Fund to meet its investment objective is directly related to the ability of an underlying fund to meet its objective as well as the Fund’s allocation to the underlying fund. The value of an underlying fund’s investments, and the NAVs of the shares of both the Fund and an underlying fund, will fluctuate in response to various market and economic factors related to the equity markets, as well as the financial condition and prospects of issuers in which an underlying fund invests. There can be no assurance that the underlying fund will achieve its investment objective. The Fund is subject to the risks of an underlying fund to the extent of the Fund’s allocation of its assets to an underlying fund.

Gotham Index Plus Fund | Etf Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risk: An investment in an exchange-traded fund is an investment in another investment company and therefore, the Fund’s shareholders will indirectly bear its proportionate share of any fees and expenses of the ETFs in which the Fund invests, except with respect to investments in the underlying funds. This is in addition to the Fund’s own fees and expenses. As a result, the cost of investing may be higher than the cost of investing directly in the ETFs and may be higher than mutual funds that invest directly in stocks and bonds. ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below net asset value; (ii) there may be an inactive trading market for an ETF; (iii) trading of an ETF’s shares may be halted, delisted, or suspended on the listing exchange; and (iv) the ETF may fail to achieve close correlation with the index that it tracks.

Gotham Index Plus Fund | Risks Related To Changes In Government Policies And Institutions U [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Risks Related to Changes in Government Policies and Institutions: The U.S. government has recently made, and may continue to make from time to time, significant changes to established, and in some cases longstanding, policies and institutions of the United States federal government, including the restructuring of the United States’ trade relationships, imposition of tariffs on products imported from foreign markets, reducing government investment, and downsizing or dismantling of government agencies. Such changes may have immediate and/or longstanding effects on the economies of the United States, its trade partners, and/or its allies. There could be a wide range of consequences that are difficult or impossible to predict from such actions. Such consequences may include a decrease in regulatory oversight of certain highly regulated industries (banking, financial services, data security, drug and medical device development, and energy), an increase in regulatory backlog leading to significantly slower regulatory approval processes, uncertainty with respect to the authority of certain agencies or their personnel, the inability of the federal government and its agencies to maintain the security of personal data of United States citizens and/or of other digital assets. The business and prospects of companies that do business with the government or which rely on government funding may be materially and adversely affected.

Gotham Index Plus Fund | Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Strategy Risk: Because the Fund utilizes an enhanced index or “index plus” strategy and the Adviser actively manages individual securities in addition to the Index Investment, the Fund’s investment exposure to individual securities will not match those of the Index and the Fund’s performance may not correlate with the performance of an Index.

Gotham Index Plus Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	It is possible to lose money by investing in the Fund.
Gotham Large Value Fund
Prospectus [Line Items]
Risk [Text Block]

The Fund is subject to the principal risks summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund.

Gotham Large Value Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk: The values of, and/or the income generated by, securities held by the Fund may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, or adverse investor sentiment generally. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Geopolitical events, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are global economic powers, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. Events such as environmental and natural disasters, public health crises (such as epidemics and pandemics), social unrest, and cybersecurity incidents, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy.

Gotham Large Value Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Risk: The Fund invests primarily in equity and equity-related securities. Equity and equity-related securities are subject to greater fluctuations in market value than certain other asset classes. Factors that could impact the market value include a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of equity holders are subordinate to all other claims on a company’s assets, including debt holders. Equity ownership risks the loss of all or a substantial portion of the investment.

Gotham Large Value Fund | Value Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Value Style Risk: The Adviser buys securities, on behalf of the Fund, that it believes are undervalued. Investing in “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudges those values. In addition, value stocks may fall out of favor with investors and underperform other stocks (such as growth stocks) during given periods.

Gotham Large Value Fund | Database Errors [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Database Errors: The investment strategy used by the Adviser relies on proprietary databases and third-party data sources. Data entries made by the Adviser’s team of financial analysts or third parties may contain errors, as may the database system used to store such data. Any errors in the underlying data sources, data entry or database may result in the Fund acquiring or selling investments based on incorrect information. When data proves to be incorrect, misleading, flawed or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. For example, by relying on such data the Adviser may be induced to buy or sell certain investments it would not have if the data was correct. As a result, the Fund could incur losses or miss out on gains on such investments before the errors are identified and corrected.

Gotham Large Value Fund | Systems Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Systems Risk: The Fund depends on the Adviser to develop and implement appropriate systems for its activities. The Adviser relies extensively on computer programs and systems to implement and monitor the Fund’s investment strategy. The development, implementation and maintenance of these systems is complex and involves substantial research and modeling (which is then generally translated into computer code and manual and automated processes) and the retrieval, filtering, processing, translation and analysis of large amounts of financial and other corporate data. As a result, there is a risk of human or technological errors affecting the portfolio construction process and order origination, including errors in programming (e.g., “bugs” and classic coding errors), modeling, design, translational errors and compatibility issues with data sets and among systems. Similarly, with regard to trading and other systems or equipment that the Adviser utilizes, any or all of the following events may occur: (i) failures or interruptions in access to or the operations of such systems or equipment; (ii) loss of functionality; (iii) corruption; (iv) compromises in security; (v) loss of power; and (vi) other situations that adversely affect such systems or equipment. There can be no guarantee that such defects or issues will be identified in time to avoid a material adverse effect on the Fund. For example, such failures could cause the Adviser to be induced to buy or sell certain investments it would not have if the failure had not occurred.

Gotham Large Value Fund | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	High Portfolio Turnover Risk: The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. The Fund frequently adjusts the size of its positions. These transactions will increase the Fund’s “portfolio turnover” and the Fund will experience a high portfolio turnover rate (over 100%). High turnover rates generally result in higher brokerage costs, may have adverse tax consequences and therefore may reduce the Fund’s returns. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

Gotham Large Value Fund | Risks Related To Changes In Government Policies And Institutions U [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Risks Related to Changes in Government Policies and Institutions: The U.S. government has recently made, and may continue to make from time to time, significant changes to established, and in some cases longstanding, policies and institutions of the United States federal government, including the restructuring of the United States’ trade relationships, imposition of tariffs on products imported from foreign markets, reducing government investment, and downsizing or dismantling of government agencies. Such changes may have immediate and/or longstanding effects on the economies of the United States, its trade partners, and/or its allies. There could be a wide range of consequences that are difficult or impossible to predict from such actions. Such consequences may include a decrease in regulatory oversight of certain highly regulated industries (banking, financial services, data security, drug and medical device development, and energy), an increase in regulatory backlog leading to significantly slower regulatory approval processes, uncertainty with respect to the authority of certain agencies or their personnel, the inability of the federal government and its agencies to maintain the security of personal data of United States citizens and/or of other digital assets. The business and prospects of companies that do business with the government or which rely on government funding may be materially and adversely affected.

Gotham Large Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	It is possible to lose money by investing in the Fund.
Gotham Enhanced S&P 500 Index Fund
Prospectus [Line Items]
Risk [Text Block]

The Fund is subject to the principal risks summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund.

Gotham Enhanced S&P 500 Index Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk: The values of, and/or the income generated by, securities held by the Fund may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, or adverse investor sentiment generally. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Geopolitical events, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are global economic powers, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. Events such as environmental and natural disasters, public health crises (such as epidemics and pandemics), social unrest, and cybersecurity incidents, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy.

Gotham Enhanced S&P 500 Index Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Risk: The Fund invests primarily in equity securities. Equity securities are subject to greater fluctuations in market value than certain other asset classes. Factors that could impact the market value include a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of equity holders are subordinate to all other claims on a company’s assets, including debt holders. Equity ownership risks the loss of all or a substantial portion of the investment.

Gotham Enhanced S&P 500 Index Fund | Value Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Value Style Risk: The Adviser buys securities, on behalf of the Fund, that it believes are undervalued. Investing in “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudges those values. In addition, value stocks may fall out of favor with investors and underperform other stocks (such as growth stocks) during given periods.

Gotham Enhanced S&P 500 Index Fund | Database Errors [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Database Errors: The investment strategy used by the Adviser relies on proprietary databases and third-party data sources. Data entries made by the Adviser’s team of financial analysts or third parties may contain errors, as may the database system used to store such data. Any errors in the underlying data sources, data entry or database may result in the Fund acquiring or selling investments based on incorrect information. When data proves to be incorrect, misleading, flawed or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. For example, by relying on such data the Adviser may be induced to buy or sell certain investments it would not have if the data was correct. As a result, the Fund could incur losses or miss out on gains on such investments before the errors are identified and corrected.

Gotham Enhanced S&P 500 Index Fund | Systems Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Systems Risk: The Fund depends on the Adviser to develop and implement appropriate systems for its activities. The Adviser relies extensively on computer programs and systems to implement and monitor the Fund’s investment strategy. The development, implementation and maintenance of these systems is complex and involves substantial research and modeling (which is then generally translated into computer code and manual and automated processes) and the retrieval, filtering, processing, translation and analysis of large amounts of financial and other corporate data. As a result, there is a risk of human or technological errors affecting the portfolio construction process and order origination, including errors in programing (e.g., “bugs” and classic coding errors), modeling, design, translational errors and compatibility issues with data sets and among systems. Similarly, with regard to trading and other systems or equipment that the Adviser utilizes, any or all of the following events may occur: (i) failures or interruptions in access to or the operations of such systems or equipment; (ii) loss of functionality; (iii) corruption; (iv) compromises in security; (v) loss of power; and (vi) other situations that adversely affect such systems or equipment. There can be no guarantee that such defects or issues will be identified in time to avoid a material adverse effect on the Fund. For example, such failures could cause the Adviser to be induced to buy or sell certain investments it would not have if the failure had not occurred.

Gotham Enhanced S&P 500 Index Fund | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	High Portfolio Turnover Risk: The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. The Fund frequently adjusts the size of its long positions. These transactions increase the Fund’s “portfolio turnover” and the Fund will experience a high portfolio turnover rate (over 100%). High turnover rates generally result in higher brokerage costs, may have adverse tax consequences and therefore may reduce the Fund’s returns. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

Gotham Enhanced S&P 500 Index Fund | Underlying Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Underlying Fund Risk: The ability of the Fund to meet its investment objective is directly related to the ability of an underlying fund to meet its objective as well as the Fund’s allocation to the underlying fund. The value of an underlying fund’s investments, and the NAVs of the shares of both the Fund and an underlying fund, will fluctuate in response to various market and economic factors related to the equity markets, as well as the financial condition and prospects of issuers in which an underlying fund invests. There can be no assurance that the underlying fund will achieve its investment objective. The Fund is subject to the risks of an underlying fund to the extent of the Fund’s allocation of its assets to an underlying fund.

Gotham Enhanced S&P 500 Index Fund | Etf Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risk: An investment in an exchange-traded fund is an investment in another investment company and therefore, the Fund’s shareholders will indirectly bear its proportionate share of any fees and expenses of the ETFs in which the Fund invests, except with respect to investments in the underlying funds. This is in addition to the Fund’s own fees and expenses. As a result, the cost of investing may be higher than the cost of investing directly in the ETFs and may be higher than mutual funds that invest directly in stocks and bonds. ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below net asset value; (ii) there may be an inactive trading market for an ETF; (iii) trading of an ETF’s shares may be halted, delisted, or suspended on the listing exchange; and (iv) the ETF may fail to achieve close correlation with the index that it tracks.

Gotham Enhanced S&P 500 Index Fund | Risks Related To Changes In Government Policies And Institutions U [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Risks Related to Changes in Government Policies and Institutions: The U.S. government has recently made, and may continue to make from time to time, significant changes to established, and in some cases longstanding, policies and institutions of the United States federal government, including the restructuring of the United States’ trade relationships, imposition of tariffs on products imported from foreign markets, reducing government investment, and downsizing or dismantling of government agencies. Such changes may have immediate and/or longstanding effects on the economies of the United States, its trade partners, and/or its allies. There could be a wide range of consequences that are difficult or impossible to predict from such actions. Such consequences may include a decrease in regulatory oversight of certain highly regulated industries (banking, financial services, data security, drug and medical device development, and energy), an increase in regulatory backlog leading to significantly slower regulatory approval processes, uncertainty with respect to the authority of certain agencies or their personnel, the inability of the federal government and its agencies to maintain the security of personal data of United States citizens and/or of other digital assets. The business and prospects of companies that do business with the government or which rely on government funding may be materially and adversely affected.

Gotham Enhanced S&P 500 Index Fund | Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Strategy Risk: Because the Fund utilizes an enhanced index or “index plus” strategy and the Adviser actively manages individual securities in addition to the Index Investment, the Fund’s investment exposure to individual securities will not match those of the Index and the Fund’s performance may not correlate with the performance of an Index.

Gotham Enhanced S&P 500 Index Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	It is possible to lose money by investing in the Fund.
Gotham Total Return Fund
Prospectus [Line Items]
Risk [Text Block]

The Fund is subject to the principal risks summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time. These risks may also apply indirectly through the Fund’s investment in the underlying funds. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund.

Gotham Total Return Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk: The values of, and/or the income generated by, securities held by the Fund may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, or adverse investor sentiment generally. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Geopolitical events, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are global economic powers, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. Events such as environmental and natural disasters, public health crises (such as epidemics and pandemics), social unrest, and cybersecurity incidents, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy.

Gotham Total Return Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Liquidity Risk: The Fund is subject to liquidity risk primarily due to certain of the underlying funds’ investments in derivatives. Investments in less liquid or illiquid securities or derivative instruments involve the risk that the Fund or an underlying fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.

Gotham Total Return Fund | Risks Related To Changes In Government Policies And Institutions [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Risks Related to Changes in Government Policies and Institutions: The U.S. government has recently made, and may continue to make from time to time, significant changes to established, and in some cases longstanding, policies and institutions of the United States federal government, including the restructuring of the United States’ trade relationships, imposition of tariffs on products imported from foreign markets, reducing government investment, and downsizing or dismantling of government agencies. Such changes may have immediate and/or longstanding effects on the economies of the United States, its trade partners, and/or its allies. There could be a wide range of consequences that are difficult or impossible to predict from such actions. Such consequences may include a decrease in regulatory oversight of certain highly regulated industries (banking, financial services, data security, drug and medical device development, and energy), an increase in regulatory backlog leading to significantly slower regulatory approval processes, uncertainty with respect to the authority of certain agencies or their personnel, the inability of the federal government and its agencies to maintain the security of personal data of United States citizens and/or of other digital assets. The business and prospects of companies that do business with the government or which rely on government funding may be materially and adversely affected.

Gotham Total Return Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Risk: The Fund and each underlying fund invests primarily in equity and equity-related securities. Equity and equity-related securities are subject to greater fluctuations in market value than certain other asset classes. Factors that could impact the market value include a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of equity holders are subordinate to all other claims on a company’s assets, including debt holders. Equity ownership risks the loss of all or a substantial portion of the investment.

Gotham Total Return Fund | Value Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Value Style Risk: The Adviser intends to buy securities, on behalf of the Fund or underlying funds, that it believes are undervalued. Investing in “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudges those values. In addition, value stocks may fall out of favor with investors and underperform other stocks (such as growth stocks) during given periods. Conversely, the Fund or an underlying fund that utilizes a long/short strategy will short securities the Adviser believes are overvalued. This presents the risk that a stock’s value may not decrease to what the Adviser believes is its true market value because the market fails to recognize what the Adviser considers to be the company’s value, because the Adviser misjudges that value or because the Adviser is required to purchase the security before its investment thesis could be realized.

Gotham Total Return Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Derivatives Risk: Certain of the underlying funds obtain portfolio exposure through the use of swap(s) referenced to a basket of long and/or short equity security positions selected by the Adviser. In general, a derivative contract such as a swap typically involves leverage (i.e., it provides exposure to potential gain or loss from a change in the market price of a security or group of securities in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract). Swap agreements can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held by an underlying fund may not correlate with the underlying instrument or reference assets, or the Fund’s or underlying fund’s other investments. Although the value of swap agreements depends largely upon price movements in the underlying instrument or reference asset, there are additional risks associated with swap agreements that are possibly greater than the risks associated with investing directly in the underlying instruments or reference assets, including illiquidity risk, leveraging risk and counterparty credit risk. Any swap will be based on a notional amount agreed upon by the Adviser and a counterparty. The Adviser will retain the ability to adjust the notional exposure of the swap(s) at its discretion, as well as the composition of the reference basket. Generally, the fees and expenses of a swap are based on the notional value of the swap. The value of the swap typically includes a deduction for fees of the counterparty as well as costs typically associated with short sales of securities, such as dividend and interest expenses. As a result, the underlying fund’s return from such instrument will be net of such costs and expenses and any will reduce the underlying fund’s return on the swap. A small position in swap agreements could have a potentially large impact on the Fund’s or underlying fund’s performance. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in swap agreements or any other derivative.

Gotham Total Return Fund | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Counterparty Risk: Swaps and certain other derivative contracts entered into by certain of the underlying funds involve exposure to counterparty credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund and such underlying fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing such underlying fund (and therefore the Fund) to suffer a loss. If a counterparty defaults on its payment obligations to an underlying fund, this default will cause the value of an investment in underlying funds (and therefore the Fund) to decrease. In addition, to the extent such underlying fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The underlying funds are neither restricted from dealing with any particular counterparty nor from concentrating any or all of their transactions with one counterparty. The ability of an underlying fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by underlying fund (and therefore the Fund).

Gotham Total Return Fund | Short Sale Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Short Sale Risk: Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Any such loss is increased by the amount of premium or interest an underlying fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest an underlying fund must pay to the lender of the security. Although an underlying fund’s gain is limited to the price at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited. Government actions also may affect the underlying fund’s ability to engage in short selling. In addition, an underlying fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with an underlying fund’s open short positions. These types of short sales expenses (sometimes referred to as the “negative cost of carry”) negatively impact the performance of the underlying fund (and therefore the Fund) since these expenses tend to cause an underlying fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. An underlying fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell long positions earlier than it had expected.

Gotham Total Return Fund | Leverage [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Leverage: Certain of the underlying funds utilize leverage in their respective investment programs. The use of leverage allows such underlying funds to make additional investments, thereby increasing its exposure to assets, such that its total assets may be greater than its capital. However, leverage also magnifies the volatility of changes in the value of the underlying fund’s (and therefore the Fund’s) portfolio. The effect of the use of leverage by an underlying fund in a market that moves adversely to its investments could result in substantial losses to the underlying fund (and therefore the Fund), which would be greater than if such underlying fund was not leveraged.

Gotham Total Return Fund | Database Errors [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Database Errors: The investment strategy used by the Adviser relies on proprietary databases and third-party data sources. Data entries made by the Adviser’s team of financial analysts or third-parties may contain errors, as may the database system used to store such data. Any errors in the underlying data sources, data entry or database may result in the Fund acquiring or selling investments based on incorrect information. When data proves to be incorrect, misleading, flawed or incomplete, any decisions made in reliance thereon expose the underlying funds (and therefore the Fund) to potential risks. For example, by relying on such data the Adviser may be induced to buy or sell certain investments it would not have if the data was correct. As a result, an underlying fund (and therefore the Fund) could incur losses or miss out on gains on such investments before the errors are identified and corrected.

Gotham Total Return Fund | Systems Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Systems Risk: The Fund and underlying funds depend on the Adviser to develop and implement appropriate systems for its activities. The Adviser relies extensively on computer programs and systems to implement and monitor the underlying funds’ and the Fund’s investment strategies. The development, implementation and maintenance of these systems is complex and involves substantial research and modeling (which is then generally translated into computer code and manual and automated processes) and the retrieval, filtering, processing, translation and analysis of large amounts of financial and other corporate data. As a result, there is a risk of human or technological errors affecting the portfolio construction process and order origination, including errors in programming (e.g., “bugs” and classic coding errors), modeling, design, translational errors and compatibility issues with data sets and among systems. Similarly, with regard to trading and other systems or equipment that the Adviser utilizes, any or all of the following events may occur: (i) failures or interruptions in access to or the operations of such systems or equipment; (ii) loss of functionality; (iii) corruption; (iv) compromises in security; (v) loss of power; and (vi) other situations that adversely affect such systems or equipment. There can be no guarantee that such defects or issues will be identified in time to avoid a material adverse effect on the funds. For example, such failures could cause the Adviser to be induced to buy or sell certain investments it would not have if the failure had not occurred.

Gotham Total Return Fund | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	High Portfolio Turnover Risk: The underlying funds may sell their securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the underlying funds’ best interest to do so. The underlying funds frequently adjust the size of their long and, for underlying funds that utilize long/short strategies, short positions. These transactions increase an underlying fund’s “portfolio turnover” and the underlying fund will experience a high portfolio turnover rate (over 100%). High turnover rates generally result in higher brokerage costs, may have adverse tax consequences and therefore may reduce the underlying funds’, and therefore the Fund’s, returns. Frequent purchases and sales of portfolio securities may result in higher expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

Gotham Total Return Fund | Otc Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	OTC Trading Risk: Certain of the derivatives in which the underlying funds may invest, including swap agreements, may be traded (and privately negotiated) in the OTC market. Such derivative instruments are often highly customized. In addition, while the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and lacks transparency with respect to the terms of OTC transactions. If a derivative transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Gotham Total Return Fund | Underlying Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Underlying Fund Risk: The ability of the Fund to meet its investment objective is directly related to the ability of the underlying funds to meet their objectives as well as the allocation among those underlying funds. The value of the underlying funds’ investments, and the NAVs of the shares of both the Fund and the underlying funds, will fluctuate in response to various market and economic factors related to the equity markets, as well as the financial condition and prospects of issuers in which the underlying funds invest. There can be no assurance that the underlying funds will achieve their respective investment objectives. The Fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds. Shareholders will bear the indirect proportionate expenses of investing in the underlying funds.

Gotham Total Return Fund | Etf Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risk: An investment in an exchange-traded fund is an investment in another investment company and therefore, the Fund’s shareholders will indirectly bear its proportionate share of any fees and expenses of the ETFs in which the Fund invests. This is in addition to the Fund’s own fees and expenses. As a result, the cost of investing may be higher than the cost of investing directly in ETFs and may be higher than mutual funds that invest directly in stocks and bonds. ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below net asset value; (ii) there may be an inactive trading market for an ETF; (iii) trading of an ETF’s shares may be halted, delisted, or suspended on the listing exchange; and (iv) the ETF may fail to achieve close correlation with the index that it tracks.

Gotham Total Return Fund | Asset Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Asset Allocation Risk: The risk that the selection of the underlying funds by the Adviser and the allocation of the Fund’s assets among the underlying funds will cause the Fund to underperform other funds with similar investment objectives. The Fund’s investment in any one underlying fund or asset class may exceed 25% of the Fund’s total assets, which may cause it to be subject to greater risk than a more diversified fund.

Gotham Total Return Fund | Small And Mid Cap Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small and Mid-Cap Securities Risk: In addition to large cap securities, the Fund or underlying funds may also invest in small and mid-cap companies. Investments in small and mid-cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes, and as a result, may be less liquid than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short-term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Gotham Total Return Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	It is possible to lose money by investing in the Fund.